Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2024
Fidelity Asset Manager 30% | Return Before Taxes
Average Annual Return:
Past 1 year	9.81%
Past 5 years	5.18%
Past 10 years	4.20%
Fidelity Asset Manager 30% | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.65%
Past 5 years	4.11%
Past 10 years	3.09%
Fidelity Asset Manager 30% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.90%
Past 5 years	3.67%
Past 10 years	2.89%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0593
Average Annual Return:
Past 1 year	10.32%
Past 5 years	4.93%
Past 10 years	4.11%